PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment are as follows:

	December 31, 2015	December 31, 2014
Displays – racks	$184,523	$166,280
Trucks and automobiles	136,092	108,592
Vending machines	166,271	—
Cold drink store fixtures and equipment	72,851	60,996
Furniture and equipment	18,168	13,777
	577,905	349,645
Less – accumulated depreciation	(216,985)	(107,522)
Total, net	$360,920	$242,123